Shareholder Report, Average Annual Return (Details)			12 Months Ended	60 Months Ended	66 Months Ended	88 Months Ended
	May 10, 2019	Jun. 19, 2017	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000186112
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invenomic Fund
C000211283
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invenomic Fund
C000186113
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invenomic Fund
Without Sales Load [Member] | C000186112
Average Annual Return [Line Items]
Average Annual Return, Percent			(10.46%)	23.54%		18.55%
Without Sales Load [Member] | C000211283
Average Annual Return [Line Items]
Average Annual Return, Percent			(10.20%)	23.83%	21.66%
Without Sales Load [Member] | C000186113
Average Annual Return [Line Items]
Average Annual Return, Percent			(10.71%)	23.27%		18.27%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.54%	14.90%		13.66%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Average Annual Return, Percent			37.54%	14.90%	14.72%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.54%	14.90%		13.66%